Provision for de-characterization of dam structures and asset retirement obligations (Tables)	6 Months Ended
Jun. 30, 2026
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Schedule of provision for effects in income statements

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
De-characterization of upstream geotechnical structures	(53)	(56)	(56)	(65)
Obligation for asset decommissioning	(14)	4	(9)	12
Total	(67)	(52)	(65)	(53)

Schedule of changes in the provisions, de-characterization of dam structures located in Brazil

	Notes	De-characterization of upstream geotechnical structures (i)	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2025		2,097	3,621	444	6,162
Changes in estimates - amounts for closed plants charged to the income statement		(56)	(9)	–	(65)
Changes in estimates – capitalized value for operational plants		–	74	(2)	72
Disbursements		(134)	(89)	(49)	(272)
Monetary and present value adjustments		84	90	15	189
Transfer to assets held for sale	27(b)	–	(151)	–	(151)
Translation adjustments		133	64	19	216
Balance as of June 30, 2026		2,124	3,600	427	6,151

(i) The cash outflows for de-characterization projects are estimated for a period up to 13 years and were discounted to present value at an annual rate in real terms, which increased from 7.77% on December 31, 2025 to 8.53% on June 30, 2026.

Schedule of changes in the provision of asset retirement obligations and environmental obligations

	Liability			Discount rate	Cash flow maturity
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Liability by geographical area
Brazil	2,356	2,299	7.54%	7.17%	2163	2163
Canada	1,395	1,487	1.65%	1.81%	2152	2152
Oman	153	153	3.45%	3.48%	2035	2035
Other regions	123	126	2.90%	2.75%	-	-
	4,027	4,065
Operating plants	2,798	2,961
Closed plants	1,229	1,104
	4,027	4,065